CAMBRIA TAX AWARE ETF
SCHEDULE OF INVESTMENTS
August 31, 2025 (Unaudited)

COMMON STOCKS - 86.4%	Shares	Value
Communication Services - 6.6%
Cable & Satellite - 1.7%
Charter Communications, Inc. - Class A (a)	1,125	$298,778
Liberty Broadband Corp. - Class A (a)	3,454	209,554
		508,332
Interactive Media & Services - 2.0%
Alphabet, Inc. - Class A	1,461	311,062
Meta Platforms, Inc. - Class A	406	299,912
		610,974
Movies & Entertainment - 1.0%
Walt Disney Co.	2,491	294,884

Publishing - 1.9%
News Corp. - Class A	9,448	277,866
News Corp. - Class B	8,523	288,674
		566,540
Total Communication Services		1,980,730

Consumer Discretionary - 16.1%
Apparel Retail - 1.2%
Urban Outfitters, Inc. (a)	5,248	352,036

Automotive Retail - 3.7%
Asbury Automotive Group, Inc. (a)	999	251,288
AutoNation, Inc. (a)	1,507	330,154
Group 1 Automotive, Inc.	597	277,474
Lithia Motors, Inc.	796	267,997
		1,126,913
Broadline Retail - 1.8%
Amazon.com, Inc. (a)	770	176,330
Ollie's Bargain Outlet Holdings, Inc. (a)	2,807	356,040
		532,370
Education Services - 1.0%
Grand Canyon Education, Inc. (a)	1,558	314,046

Footwear - 2.0%
Deckers Outdoor Corp. (a)	2,591	309,961
Skechers USA, Inc. - Class A (a)	4,438	279,949
		589,910
Homebuilding - 3.0%
NVR, Inc. (a)	38	308,471
PulteGroup, Inc.	2,310	304,966
Taylor Morrison Home Corp. (a)	4,507	303,636
		917,073

CAMBRIA TAX AWARE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
August 31, 2025 (Unaudited)

COMMON STOCKS - 86.4% (CONTINUED)	Shares	Value
Hotels, Resorts & Cruise Lines - 2.4%
Carnival Corp. (a)	11,553	$368,425
Expedia Group, Inc.	1,601	343,895
		712,320
Leisure Products - 1.0%
Mattel, Inc. (a)	16,079	294,246
Total Consumer Discretionary		4,838,914

Consumer Staples - 3.9%
Food Distributors - 2.1%
Performance Food Group Co. (a)	3,370	341,718
US Foods Holding Corp. (a)	3,941	305,821
		647,539
Food Retail - 1.0%
Maplebear, Inc. (a)(b)	6,903	299,383

Packaged Foods & Meats - 0.8%
Pilgrim's Pride Corp.	5,122	227,673
Total Consumer Staples		1,174,595

Energy - 1.9%
Oil & Gas Equipment & Services - 1.1%
TechnipFMC PLC	8,891	326,833

Oil & Gas Exploration & Production - 0.8%
Range Resources Corp.	7,293	249,931
Total Energy		576,764

Financials - 9.0%
Asset Management & Custody Banks - 1.0%
Affiliated Managers Group, Inc.	1,326	298,111

Commercial & Residential Mortgage Finance - 1.4%
Mr Cooper Group, Inc. (a)	2,134	402,323

Diversified Banks - 0.9%
First Citizens BancShares, Inc./NC - Class A	139	275,764

Life & Health Insurance - 1.8%
Aflac, Inc.	2,234	238,725
Globe Life, Inc. (b)	2,227	311,669
		550,394
Multi-Sector Holdings - 0.9%
Berkshire Hathaway, Inc. - Class B (a)	559	281,166

CAMBRIA TAX AWARE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
August 31, 2025 (Unaudited)

COMMON STOCKS - 86.4% (CONTINUED)	Shares	Value
Property & Casualty Insurance - 1.0%
Markel Group, Inc. (a)	154	$301,695

Regional Banks - 1.0%
Axos Financial, Inc. (a)	3,280	299,169

Transaction & Payment Processing Services - 1.0%
PayPal Holdings, Inc. (a)	4,353	305,537
Total Financials		2,714,159

Health Care - 8.4%
Biotechnology - 2.7%
Exelixis, Inc. (a)	7,483	280,014
Regeneron Pharmaceuticals, Inc.	514	298,480
United Therapeutics Corp. (a)	772	235,274
		813,768
Health Care Distributors - 1.7%
Cencora, Inc.	878	256,033
McKesson Corp.	359	246,504
		502,537
Health Care Equipment - 0.7%
Globus Medical, Inc. - Class A (a)	3,434	210,401

Health Care Facilities - 1.2%
Tenet Healthcare Corp. (a)	2,069	381,379

Health Care Services - 0.3%
Hims & Hers Health, Inc. (a)	1,919	81,270

Life Sciences Tools & Services - 0.4%
Thermo Fisher Scientific, Inc. (b)	265	130,571

Pharmaceuticals - 1.4%
Eli Lilly & Co.	186	136,260
Jazz Pharmaceuticals PLC (a)	2,209	282,200
		418,460
Total Health Care		2,538,386

Industrials - 20.4%
Aerospace & Defense - 1.1%
Woodward, Inc.	1,334	329,258

Building Products - 1.4%
Builders FirstSource, Inc. (a)	445	61,712
Zurn Elkay Water Solutions Corp.	7,763	352,130
		413,842

CAMBRIA TAX AWARE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
August 31, 2025 (Unaudited)

COMMON STOCKS - 86.4% (CONTINUED)	Shares	Value
Construction & Engineering - 7.5%
AECOM	2,827	$353,064
Comfort Systems USA, Inc.	740	520,501
EMCOR Group, Inc.	695	430,900
Sterling Infrastructure, Inc. (a)	2,428	676,271
Valmont Industries, Inc.	797	292,595
		2,273,331
Construction Machinery & Heavy Transportation Equipment - 1.0%
Westinghouse Air Brake Technologies Corp.	1,514	292,959

Electrical Components & Equipment - 1.0%
AMETEK, Inc.	1,629	301,039

Human Resource & Employment Services - 0.9%
Paycom Software, Inc.	1,259	285,982

Industrial Machinery & Supplies & Components - 2.2%
Gates Industrial Corp. PLC (a)	12,814	327,526
ITT, Inc.	1,952	332,328
		659,854
Passenger Airlines - 0.8%
Alaska Air Group, Inc. (a)	3,861	242,393

Research & Consulting Services - 1.4%
FTI Consulting, Inc. (a)	592	99,835
Jacobs Solutions, Inc.	2,173	317,758
		417,593
Trading Companies & Distributors - 3.1%
AerCap Holdings NV (b)	2,411	297,758
Applied Industrial Technologies, Inc.	1,109	292,310
WESCO International, Inc. (b)	1,565	344,050
		934,118
Total Industrials		6,150,369

Information Technology - 17.1%
Application Software - 4.6%
ACI Worldwide, Inc. (a)	5,421	267,527
Adobe, Inc. (a)	850	303,195
BILL Holdings, Inc. (a)	5,127	237,995
Docusign, Inc. (a)	3,373	258,574
Zoom Communications, Inc. (a)(b)	3,766	306,628
		1,373,919
Communications Equipment - 1.0%
F5, Inc. (a)	944	295,604

CAMBRIA TAX AWARE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
August 31, 2025 (Unaudited)

COMMON STOCKS - 86.4% (CONTINUED)	Shares	Value
Electronic Equipment & Instruments - 1.0%
Teledyne Technologies, Inc. (a)	557	$299,761

Electronic Manufacturing Services - 3.8%
Fabrinet (a)	1,204	398,873
Flex Ltd. (a)	7,109	381,184
Jabil, Inc.	1,749	358,248
		1,138,305
Internet Services & Infrastructure - 0.8%
Twilio, Inc. - Class A (a)	2,372	250,507

IT Consulting & Other Services - 2.1%
EPAM Systems, Inc. (a)	1,748	308,277
Gartner, Inc. (a)	1,237	310,722
		618,999
Semiconductors - 3.8%
Advanced Micro Devices, Inc. (a)	5,242	852,507
First Solar, Inc. (a)	1,555	303,520
		1,156,027
Total Information Technology		5,133,122

Materials - 0.8%
Construction Materials - 0.8%
Knife River Corp. (a)(b)	2,944	238,464

Real Estate - 1.1%
Real Estate Services - 1.1%
Jones Lang LaSalle, Inc. (a)	1,040	317,793

Utilities - 1.1%
Electric Utilities - 1.1%
Constellation Energy Corp.	1,060	326,459
TOTAL COMMON STOCKS (Cost $22,468,964)		25,989,755

EXCHANGE TRADED FUNDS - 10.1%
Vanguard Total Stock Market ETF	9,501	3,023,218
TOTAL EXCHANGE TRADED FUNDS (Cost $1,997,368)		3,023,218

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 3.9%	Units	Value
Mount Vernon Liquid Assets Portfolio, LLC, 4.48%(c)	1,182,626	1,182,626
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $1,182,626)		1,182,626

CAMBRIA TAX AWARE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
August 31, 2025 (Unaudited)

MONEY MARKET FUNDS - 3.5%	Shares	Value
First American Government Obligations Fund - Class X, 4.22%(c)	1,046,292	$1,046,292
TOTAL MONEY MARKET FUNDS (Cost $1,046,292)		1,046,292

TOTAL INVESTMENTS - 103.9% (Cost $26,695,250)		$31,241,891
Liabilities in Excess of Other Assets - (3.9)%		(1,175,955)
TOTAL NET ASSETS - 100.0%		$30,065,936

Percentages are stated as a percent of net assets.

LLC - Limited Liability Company
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of August 31, 2025. The fair value of these securities was $1,151,905.
(c)	The rate shown represents the 7-day annualized effective yield as of August 31, 2025.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

CAMBRIA TAX AWARE ETF

Summary of Fair Value Disclosure as of August 31, 2025 (Unaudited)

Cambria Tax Aware ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2025:

DESCRIPTION	INVESTMENTS MEASURED AT NET ASSET VALUE	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Common Stocks	$—	$25,989,755	$—	$—	$25,989,755
Exchange Traded Funds	—	3,023,218	—	—	3,023,218
Investments Purchased with Proceeds from Securities Lending(a)	1,182,626	—	—	—	1,182,626
Money Market Funds	—	1,046,292	—	—	1,046,292
Total Investments	$1,182,626	$30,059,265	$—	$—	$31,241,891

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $1,182,626 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

During the fiscal period ended August 31, 2025, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.